Virtus Equity Trust

Supplement dated August 16, 2017 to the Summary and

Statutory Prospectuses as indicated below, each dated July 31, 2017, as supplemented

Important Notice to Investors

Effective September 18, 2017, the disclosure describing Class R6 Shares will be revised as described below.

Virtus Contrarian Value Fund, Virtus KAR Small-Cap Core Fund and Virtus KAR Small-Cap Value Fund

Under the heading “Purchase and Sale of Fund Shares” in each fund’s summary prospectus and summary section of the statutory prospectus, the paragraph describing Class R6 Shares will be replaced with the following:

Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

All Funds

In the section “Sales Charges,” the disclosure describing Class R6 Shares on page 82 of the funds’ statutory prospectus will be replaced with the following:

Class R6 Shares (Virtus Contrarian Value Fund, Virtus KAR Small-Cap Core Fund and Virtus KAR Small-Cap Value Fund only). Class R6 Shares are offered to the following investors (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares) without a minimum initial investment: (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby Class R6 Shares are held on the books of a fund through plan level or omnibus accounts; (ii) banks and trust companies; (iii) insurance companies; (iv) registered investment companies; and (v) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. The minimum initial investment amount may be waived subject to the fund’s discretion. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.

In the section “Your Account” on page 87 of the funds’ statutory prospectus, the second sentence under “Step 2” will be revised to read: “Each share class, except Class I Shares and Class R6 Shares, has different sales and distribution charges.”

In the section “Your Account,” the disclosure describing Class R6 Shares on page 88 of the funds’ statutory prospectus will be replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to open an account and buy Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares, except for the application of any minimum initial and/or additional purchase requirements.

In the section “How to Buy Shares” on page 88 of the funds’ statutory prospectus, the disclosure describing Class R6 Shares will be replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to buy Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

In the section “How to Sell Shares” on page 89 of the funds’ statutory prospectus, the disclosure describing Class R6 Shares will be replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to sell Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

In the section “Things You Should Know When Selling Shares” on page 90 of the funds’ statutory prospectus, the disclosure describing Class R6 Shares will be replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to know when selling Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

Investors should retain this supplement with the

Prospectuses for future reference.

VET 8019 R6Disclosure (8/2017)

Virtus Equity Trust

Supplement dated August 16, 2017 to the Statement of Additional Information (“SAI”)

dated July 31, 2017, as supplemented

Important Notice to Investors

Effective September 18, 2017, the disclosure describing Class R6 Shares will be revised as described below.

In the sub-section “How to Buy Shares,” the disclosure describing Class R6 Shares beginning on page 90 of the SAI will be replaced with the following:

Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy Class R6 Shares. If you are a qualified institutional investor, completed applications for the purchase of shares should be mailed to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

In the sub-section “Alternative Purchase Arrangements,” the disclosure describing Class R6 Shares on page 92 of the SAI will be replaced with the following:

Class R6 Shares are available only to employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, where plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.

In the sub-section “How to Redeem Shares” on page 95 of the SAI, the disclosure describing Class R6 Shares will be replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to redeem Class R6. If you are a qualified institutional investor holding Class R6 Shares, please refer to the instructions in the funds’ prospectus.

Investors should retain this supplement with the

SAI for future reference.

VET 8019B SAI R6Disclosure (8/2017)